Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]		tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica US Growth

Supplement Dated July 21, 2015 to the Retail Prospectus and Summary Prospectus Dated March 1, 2015

The "Fees and Expenses" and "Example" sections of the Retail Prospectus and Summary Prospectus are supplemented and superseded in their entirety by the information below:

FEES AND EXPENSES:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the "Waivers and/or Reductions of Charges" section on page 339 of the fund's prospectus and in the fund's statement of additional information (SAI) under the heading "Purchase of Shares."

Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C	I	T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	8.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class of Shares
	A	B	C	I	T
Management fees[1]	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses	0.31%	0.48%	0.36%	0.20%	0.17%
Recaptured expense[2]	0.00%	0.06%	0.00%	0.00%	0.00%
All other expenses	0.31%	0.42%	0.36%	0.20%	0.17%
Total annual fund operating expenses	1.22%[3]	2.14%	2.02%	0.86%	0.83%

1	Management fees have been restated to reflect a reduction in advisory fees effective July 1, 2014.
2	Contractual arrangements have been made with the fund's investment adviser, Transamerica Asset Management, Inc. ("TAM"), through March 1, 2016 to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.17%, excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund's business. These arrangements cannot be terminated prior to March 1, 2016 without the Board of Trustees' consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
3	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not reflect the reduction of 0.05% in the distribution and services (12b-1) fees on Class A shares effective March 1, 2014 for an entire fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$667	$916	$1,183	$1,946
B	$717	$970	$1,249	$2,238
C	$305	$634	$1,088	$2,348
I	$88	$274	$477	$1,061
T	$928	$1,092	$1,271	$1,788

If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$667	$916	$1,183	$1,946
B	$217	$670	$1,149	$2,238
C	$205	$634	$1,088	$2,348
I	$88	$274	$477	$1,061
T	$928	$1,092	$1,271	$1,788

***

Investors Should Retain this Supplement for Future Reference
July 21, 2015

Retail Class | Transamerica US Growth
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica US Growth

Supplement Dated July 21, 2015 to the Retail Prospectus and Summary Prospectus Dated March 1, 2015

The "Fees and Expenses" and "Example" sections of the Retail Prospectus and Summary Prospectus are supplemented and superseded in their entirety by the information below:

FEES AND EXPENSES:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the "Waivers and/or Reductions of Charges" section on page 339 of the fund's prospectus and in the fund's statement of additional information (SAI) under the heading "Purchase of Shares."

Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C	I	T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	8.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class of Shares
	A	B	C	I	T
Management fees[1]	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses	0.31%	0.48%	0.36%	0.20%	0.17%
Recaptured expense[2]	0.00%	0.06%	0.00%	0.00%	0.00%
All other expenses	0.31%	0.42%	0.36%	0.20%	0.17%
Total annual fund operating expenses	1.22%[3]	2.14%	2.02%	0.86%	0.83%

1	Management fees have been restated to reflect a reduction in advisory fees effective July 1, 2014.
2	Contractual arrangements have been made with the fund's investment adviser, Transamerica Asset Management, Inc. ("TAM"), through March 1, 2016 to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.17%, excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund's business. These arrangements cannot be terminated prior to March 1, 2016 without the Board of Trustees' consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
3	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not reflect the reduction of 0.05% in the distribution and services (12b-1) fees on Class A shares effective March 1, 2014 for an entire fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$667	$916	$1,183	$1,946
B	$717	$970	$1,249	$2,238
C	$305	$634	$1,088	$2,348
I	$88	$274	$477	$1,061
T	$928	$1,092	$1,271	$1,788

If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$667	$916	$1,183	$1,946
B	$217	$670	$1,149	$2,238
C	$205	$634	$1,088	$2,348
I	$88	$274	$477	$1,061
T	$928	$1,092	$1,271	$1,788

***

Investors Should Retain this Supplement for Future Reference
July 21, 2015

Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page 339 of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares.”
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2016
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in advisory fees effective July 1, 2014.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Retail Class | Transamerica US Growth | A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[1]	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Recaptured expense	[2]	rr_Component1OtherExpensesOverAssets	none
All other expenses		rr_Component2OtherExpensesOverAssets	0.31%
Other expenses		rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	[3]	rr_ExpensesOverAssets	1.22%
1 year		rr_ExpenseExampleYear01	$ 667
3 years		rr_ExpenseExampleYear03	916
5 years		rr_ExpenseExampleYear05	1,183
10 years		rr_ExpenseExampleYear10	1,946
1 year		rr_ExpenseExampleNoRedemptionYear01	667
3 years		rr_ExpenseExampleNoRedemptionYear03	916
5 years		rr_ExpenseExampleNoRedemptionYear05	1,183
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,946
Retail Class | Transamerica US Growth | B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	[1]	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Recaptured expense	[2]	rr_Component1OtherExpensesOverAssets	0.06%
All other expenses		rr_Component2OtherExpensesOverAssets	0.42%
Other expenses		rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.14%
1 year		rr_ExpenseExampleYear01	$ 717
3 years		rr_ExpenseExampleYear03	970
5 years		rr_ExpenseExampleYear05	1,249
10 years		rr_ExpenseExampleYear10	2,238
1 year		rr_ExpenseExampleNoRedemptionYear01	217
3 years		rr_ExpenseExampleNoRedemptionYear03	670
5 years		rr_ExpenseExampleNoRedemptionYear05	1,149
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,238
Retail Class | Transamerica US Growth | C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[1]	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Recaptured expense	[2]	rr_Component1OtherExpensesOverAssets	none
All other expenses		rr_Component2OtherExpensesOverAssets	0.36%
Other expenses		rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.02%
1 year		rr_ExpenseExampleYear01	$ 305
3 years		rr_ExpenseExampleYear03	634
5 years		rr_ExpenseExampleYear05	1,088
10 years		rr_ExpenseExampleYear10	2,348
1 year		rr_ExpenseExampleNoRedemptionYear01	205
3 years		rr_ExpenseExampleNoRedemptionYear03	634
5 years		rr_ExpenseExampleNoRedemptionYear05	1,088
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,348
Retail Class | Transamerica US Growth | I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[1]	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Recaptured expense	[2]	rr_Component1OtherExpensesOverAssets	none
All other expenses		rr_Component2OtherExpensesOverAssets	0.20%
Other expenses		rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.86%
1 year		rr_ExpenseExampleYear01	$ 88
3 years		rr_ExpenseExampleYear03	274
5 years		rr_ExpenseExampleYear05	477
10 years		rr_ExpenseExampleYear10	1,061
1 year		rr_ExpenseExampleNoRedemptionYear01	88
3 years		rr_ExpenseExampleNoRedemptionYear03	274
5 years		rr_ExpenseExampleNoRedemptionYear05	477
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,061
Retail Class | Transamerica US Growth | T
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	8.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[1]	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Recaptured expense	[2]	rr_Component1OtherExpensesOverAssets	none
All other expenses		rr_Component2OtherExpensesOverAssets	0.17%
Other expenses		rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.83%
1 year		rr_ExpenseExampleYear01	$ 928
3 years		rr_ExpenseExampleYear03	1,092
5 years		rr_ExpenseExampleYear05	1,271
10 years		rr_ExpenseExampleYear10	1,788
1 year		rr_ExpenseExampleNoRedemptionYear01	928
3 years		rr_ExpenseExampleNoRedemptionYear03	1,092
5 years		rr_ExpenseExampleNoRedemptionYear05	1,271
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,788

[1]	Management fees have been restated to reflect a reduction in advisory fees effective July 1, 2014.
[2]	Contractual arrangements have been made with the fund's investment adviser, Transamerica Asset Management, Inc. ("TAM"), through March 1, 2016 to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 1.17%, excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund's business. These arrangements cannot be terminated prior to March 1, 2016 without the Board of Trustees' consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[3]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not reflect the reduction of 0.05% in the distribution and services (12b-1) fees on Class A shares effective March 1, 2014 for an entire fiscal year.